Other non-current liabilities	12 Months Ended
Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Other non-current liabilities	Other non-current liabilities

	At December 31,
	2018	2019	2020
	(in thousands)
Trade Payables	—	1,139	851
Deferred tax liabilities	691	429	19
Contract liabilities:
License and development services agreement	—	11,249	2,343
Deferred revenue	808	323	54
Total contract liabilities	$808	$11,572	$2,397
As of December 31, 2019, trade payables included the non-current part of a supplier debt related to acquisition of certain intangible assets of $1,916,000, which is scheduled to be paid in 27 months. The non-current portion amounted to $1,139,000 As of December 31, 2020, $1,139,000 remained of this liability ($244,000 as the non-current portion). In January 2020, the Company entered into an agreement with a technology company based in Israel to transfer a team of engineers to the Company for the purpose of accelerating 5G new product development. The remaining amount to be paid in June 2024 for this agreement is $1,430,000. This amount has been discounted and as of December 31, 2020, $607,000 is included in non-current trade payables, and the Company records interest expense associated with this amount each reporting period.
In December 2018, the Company recognized a net deferred tax liability of $691,000 related mainly to a deferred tax liability on the equity component of the convertible debt and the venture debt issued during the year of $1,818,000, recorded in equity, partially offset by a deferred tax asset related to unused tax losses which could be utilized in the period into which taxable temporary differences are expected to reverse. In December 2019, the Company recognized a net deferred tax liability of $429,000 related mainly to a deferred tax liability on the equity component of the convertible debts including $2,591,000 related to the convertible notes, recorded in equity, partially offset by a deferred tax asset related to unused tax losses which could be utilized in the period into which taxable temporary differences are expected to reverse. Following the convertible notes amendments signed in March 2020, the Company recognized a deferred tax liability of $398,000 through profit and loss and the reversal of the deferred tax liability of $809,000 through equity. At December 31, 2020, the Company recognized a net deferred tax liability of $19,000 related to origination and reversal of timing differences.
On October 24, 2019, the Company signed a multi-year, non-exclusive license and development services agreement with a strategic partner, a Fortune Global 500 company, with an estimated value exceeding $35 million over more than 3 years, subject to the Company achieving certain pre-agreed milestones. The agreement provided for an upfront payment of $18 million, which was received in October 2019, and recorded as a contract liability upon receipt. Quarterly payments of $1.8 million are to be paid to the Company beginning August 2021 with the remaining consideration to be paid upon completion of the final milestone expected to occur in July 2023. In order to comfort the strategic partner on the funding of the Company, the agreement as amended on March 20, 2020 includes a financing milestone for the Company to raise at least $25 million in net proceeds from new equity, debt or government financing, none of which can be repayable before April 30, 2024. This milestone was satisfied in May 2020. The contract also includes clauses that allow for termination in certain circumstances, or in some cases of a change in control of the Company, which could result in a refund of certain or all amounts received under the contract, depending on the circumstances. The Company determined that this agreement includes a financing component related to the upfront payment, which results in the recognition of interest expense over a portion of the term of the agreement. In the year ended December 31, 2020, the Company recognized revenues for an amount of $9,155,000 ($2,285,000 in 2019) as a result of development services performed and interest expenses on the upfront payment of $3,221,000 ( $619,000 in 2019). At December 31, 2020, the net remaining contract liability of $10,401,000 was presented on the Statement of Financial Position as current contract liabilities for $9,642,000, reflecting the expected net amount of revenue less interest expenses to be recognized in the year ended December 31, 2021, and the remaining amount of $759,000 as non-current contract liabilities. At December 31, 2019, the net remaining contract liability of $16,334,000 was presented on the Statement of Financial Position as current contract liabilities for $5,085,000, reflecting the expected net amount of revenue less interest expenses to be recognized in the year ended December 31, 2020, and the remaining amount of $11,249,000 as non-current contract liabilities.
In December 2020, the Company signed a 5G technology access and license agreement with a strategic partner for an amount of $4,500,000. The agreement provided for an upfront payment which was received in January 2021. The Company determined that this agreement includes a financing component related to the upfront payment, which will results in the recognition of interest expense over a portion of the term of the agreement. In the year ended December 31, 2020, the Company recognized revenues for an amount of $166,000. At December 31, 2020, the net remaining contract liability of $4,334,000 was presented on the Statement of Financial Position as current contract liabilities for $2,750,000 and the remaining amount of $1,584,000 as non-current liabilities.
In December 2015, the Company entered into a contract with a customer for certain development services which resulted in the recognition of deferred revenues for $1,940,000 to be recognized on a straight-line basis over four years beginning when the customer’s product is certified by a major U.S. carrier which occurred in September 2017. As revenues were expected to be recognized until August 31, 2021, a portion of these deferred revenues were presented as non–current liabilities as of December 31, 2019 and 2018. In each of 2020, 2019 and 2018, $485,000 was recognized as revenue. As of December 31, 2020, the remaining amount of deferred revenues of $323,000 has been classified as current, $485,000 of December 31, 2019 and $485,000 as of December 31, 2018 and the remainder as non-current as of December 31, 2018 and 2019.